Debt	6 Months Ended
Jun. 30, 2022
Debt
Debt

Note 9 - Debt

Changes in obligations related to the Company’s credit facilities were as follows:

Corporate
revolver
Size of facility	$1,000.0
Balance at January 1, 2021	$—
Drawdowns	150.0
Repayment	(150.0)
Balance at December 31, 2021	$—

Drawdowns	$—
Repayment	—
Balance at June 30, 2022	$—

(a)	Corporate Revolver

The Company has a $1.0 billion unsecured revolving term credit facility (the “Corporate Revolver”). The Corporate Revolver has a maturity date of July 9, 2025. Advances under the Corporate Revolver bear interest depending on the currency of the advance and the Company’s leverage ratio, and the Corporate Revolver is subject to standby fees even if no amounts are outstanding.

The Company has two standby letters of credit in the amount of $17.9 million (C$23.1 million) against the Corporate Revolver in relation to the audit by the CRA of its 2013-2015 taxation years, as referenced in Note 21.

(b)	FNBC Revolver

The Company’s subsidiary, FNBC, had a $100.0 million unsecured revolving term credit facility (the “FNBC Revolver”). The FNBC Revolver had a maturity date of March 20, 2022. As the Company did not renew the FNBC Revolver, the facility expired and is no longer available to draw on.